Document and Entity Information Document	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	ALAMOS GOLD INC
Entity Central Index Key	0001178819
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Common Stock, Shares Outstanding	389,074,406
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false